Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Basic common shares outstanding	441.9	441.2	442.7
Dilutive effect of stock awards	1.1	1.1	1.2
Diluted common shares outstanding	443.0	442.3	443.9
Net income per share - basic	$ 0.52	$ 0.33	$ 0.62
Net income per share - diluted	$ 0.52	$ 0.33	$ 0.62